STATEMENTS OF OPERATIONS AND (LOSS) (USD $)	3 Months Ended
	Aug. 31, 2011	Aug. 31, 2010
Subscription revenue	$ 175,921	$ 172,195
Forex revenue	11,690	26,365
Advertising revenue	29,980	8,100
Total revenue	217,591	206,660
Cost of services sold	180,005	133,205
Gross Profit	37,586	73,455
General & administrative expenses	253,559	267,735
Advertising expenses	40,322	20,400
Operating (loss) for the quarter	$ (256,295)	$ (214,680)
Weighted average number of common shares outstanding — basic & diluted (in Shares)	41,183,004	33,591,696
Earnings (loss) per share — basic (in Dollars per share)	$ (0.01)	$ (0.01)